Profit per ordinary share and comprehensive income per ordinary share	12 Months Ended
Dec. 31, 2020
Profit per ordinary share and comprehensive income per ordinary share
Profit per ordinary share and comprehensive income per ordinary share

27. Profit per ordinary share and comprehensive income per ordinary share

Profit per ordinary share is calculated based on profit attributable to ordinary shareholders for the year of $171,698,000 (2019: $212,107,000, 2018: $317,577,000) and the weighted average number of ordinary shares in issue for the year of 218,919,822 (2019: 218,649,877, 2018: 210,776,771). Comprehensive income per ordinary share is calculated based on total comprehensive income attributable to ordinary shareholders for the year of $161,492,000 (2019: $194,582,000, 2018: $342,278,000), and the same weighted average number of ordinary shares in issue as above. The effect of dilution is attributable to the addition of 1,141,719 shares related to the LTIP (2019: 973,268, 2018: 554,680).